Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	Calvert Management Series
Central Index Key	0000319676
Amendment Flag	false
Document Creation Date	Apr. 28, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Calvert Tax-Free Responsible Impact Bond Fund | Class A
Risk/Return:
Trading Symbol	CTTLX
Calvert Tax-Free Responsible Impact Bond Fund | Class C
Risk/Return:
Trading Symbol	CTTCX
Calvert Tax-Free Responsible Impact Bond Fund | Class Y
Risk/Return:
Trading Symbol	CTTYX
Calvert Tax-Free Responsible Impact Bond Fund | Class I
Risk/Return:
Trading Symbol	CTTIX